Offerings - Offering: 1	Sep. 05, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.400% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2054
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,250,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 184,500
Offering Note	The registration fee is calculated in accordance with Rule 457(r) of the Securitie
s
Act of 1933, as amended. This “Calculation of Filing Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s Registration Statement on Form
S-3ASR
(File
No. 333-272237)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.